Average Annual Total Returns - FidelityWomensLeadershipFund-RetailPRO - FidelityWomensLeadershipFund-RetailPRO - Fidelity Women's Leadership Fund	Jun. 29, 2023
Fidelity Women's Leadership Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(19.81%)
Since Inception	7.72%
Fidelity Women's Leadership Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(19.93%)
Since Inception	7.42%
Fidelity Women's Leadership Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(11.64%)
Since Inception	6.01%
RS003
Average Annual Return:
Past 1 year	(19.21%)
Since Inception	8.88%	[1]
IXYIK
Average Annual Return:
Past 1 year	(20.44%)
Since Inception	6.46%	[1]

[1]	A From May 1, 2019